Related Party Convertible Notes (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Notes to Financial Statements
Interest Expense	$ 191,826	$ 82,934	$ 44	$ 16,308